NOTE 11. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
THIRD PARTY BORROWINGS

Short-term borrowings

Summaries of short-term borrowings are as follows:

	Weighted-average interest rate			December 31,
	2014	2013	Maturities	2014	2013

Short-term bank loans	7.07%	6.50%	June 2015 to November 2015	$155,342	$160,737
Total	7.07%	6.50%		$155,342	$160,737

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates at the range of 6.60% to 7.80% as of December 31, 2014, are denominated in RMB and have terms within one year. The weighted average short-term bank loans for the years ended December 31, 2014 and 2013 was $166,371 and $118,217, respectively. The loans are secured by collateral pledges of certain assets including property, equipment and leasehold improvements, net investment in direct financing and sales-type leases arises and accounts receivables of the Company.

Long-term borrowings, current portion

Summaries of long-term borrowings are as follows:

	Weighted-average interest rate		December 31,
	2014	Maturity	2014	2013

Long-term bank loans, current portion	6.77%	February 2015 to August 2015	$2,451	—
Total	6.77%		$2,451	—

Long-term bank loans, current portion represent the amount due within one year subsequent to the balance sheet date that was used for working capital purposes. The loan bears a weighted average interest at 6.77% as of December 31, 2014, is denominated in RMB. The loan is secured by a collateral pledge of property of the Company.

Long-term borrowings

Summaries of long-term borrowings are as follows:

	Weighted-average interest rate		December 31,
	2014	Maturity	2014	2013

Long-term bank loans	6.77%	August 2016	$14,708	—
Total	6.77%		$14,708	—

Long-term bank loans represent a loan from a local bank that was used for working capital purposes. The loan bears interest at 6.77% as of December 31, 2014, is denominated in RMB and will mature in August 2016. The loan is secured by a collateral pledge of property of the Company.

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $43,321 and $20,392 as of December 31, 2014 and 2013 respectively. The total carrying amount of net investment in direct financing and sales-type lease receivables that have been pledged as collateral to secure financing from commercial banks is $330,873 and $341,480 as of December 31, 2014 and 2013 respectively. The total carrying amount of accounts receivable that have been pledged as collateral to secure financing from commercial banks is $9,358 and $6,598 as of December 31, 2014 and 2013 respectively.